STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS USED FOR STOCK OPTIONS GRANTED

The following weighted-average assumptions were used for stock options granted during the three and nine months ended September 30, 2025 and 2024:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Weighted average risk-free rate	4.23%	-	4.38%	4.45%
Weighted average volatility	130.22%	-	117.25%	97.91%
Dividend yield	0.00%	-	0%	0.00%
Expected term	10.0 years	-	6.66 years	5.85 years

The following weighted-average assumptions were used for stock options granted during the years ended December 31, 2024 and 2023:

	Year ended December 31,
	2024	2023
Weighted average risk-free rate	4.44%	3.82%
Weighted average volatility	98.09%	95.15%
Dividend yield	0%	0%
Expected term	6.04 years	5.44 years

SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes stock option activity for the years ended December 31, 2024 and 2023 (in thousands except for per-share and remaining contractual life data):

	Outstanding Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding January 1, 2023	24	$858	7.57	$-
Granted	16	61
Cancelled	(14)	288
Outstanding December 31, 2023	26	675	7.04	-
Granted	166	26
Cancelled	(17)	120
Outstanding December 31, 2024	175	$113	8.77	$-

Options vested and exercisable at December 31, 2024	17	$911	5.58	$-

SCHEDULE OF RSU ACTIVITY

The following table summarizes RSU activity for the years ended December 31, 2024 and 2023 (in thousands except for per-share data):

	Outstanding Restricted Stock Units	Weighted Average Fair Value per Share
January 1, 2023	4	$3,540
Cancelled	(3)	2,985
December 31, 2023	1	4,830
December 31, 2024	1	$4,830

Balance expected to vest at December 31, 2024	1	$4,830

SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE

For the three and nine months ended September 30, 2025 and 2024, the Company recognized stock-based compensation expense as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Research and development	$9	$13	$40	$74
General and administrative	284	$392	1,123	1,036
Total	$293	$405	$1,163	$1,110

For the years ended December 31, 2024 and 2023, the Company recognized stock-based compensation expense as follows (in thousands):

	Years ended December 31,
	2024	2023
Research and development	$89	$234
General and administrative	1,431	1,008
Total	$1,520	$1,242

SCHEDULE OF STOCK OPTION GRANTED

During the three and nine months ended September 30, 2025 and 2024, the Company granted options to purchase the number of shares of the Company’s common stock set forth in the table below (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Stock options granted	12	-	137	158

SCHEDULE OF WEIGHTED AVERAGE GRANT-DATE FAIR VALUE OF STOCK OPTIONS

The per-share weighted average grant-date fair value of stock options granted during the three and nine months ended September 30, 2025 and 2024 were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Weighted average grant date fair value	$1.29	$-	$4.02	$21.55